Business acquisitions and equity investment transactions (Schedule of Purchase Price Allocation - Anjuke, Inc.) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Mar. 02, 2015	Dec. 31, 2014
Amortizable intangible assets:
Goodwill		$ 2,461,193
Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Net assets acquired			$ 6,446
Amortizable intangible assets:
Amortizable intangible assets			39,444
Goodwill			218,126
Deferred tax liabilities			(9,861)
Total			254,155
Total purchase price comprised of
-Cash consideration	$ 160,198
-Equity consideration	93,957
Total	$ 254,155
Anjuke Inc. ("Anjuke") [Member] | Domain names and trademarks [Member]
Amortizable intangible assets:
Amortizable intangible assets			27,356
Total purchase price comprised of
Intangible assets, useful live		10 years
Anjuke Inc. ("Anjuke") [Member] | Technology [Member]
Amortizable intangible assets:
Amortizable intangible assets			9,702
Total purchase price comprised of
Intangible assets, useful live		5 years
Anjuke Inc. ("Anjuke") [Member] | Customer relationship [Member]
Amortizable intangible assets:
Amortizable intangible assets			$ 2,386
Total purchase price comprised of
Intangible assets, useful live		2 years